OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
SCHEDULE OF OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consisted of the following as of March 31, 2022, March 31, 2021 and December 31, 2021 and December 31, 2020.

	As of March 31, 2022	As of March 31, 2021	As of December 31, 2021	As of December 31, 2020
Accrued audit fees	$16,460	$-	$16,460		$-
Accrued tax agent fees	$800	$-	$800	$
Other payables	$57,005	$279,736	$44,931		$47,850
Total other payables and accrued liabilities	$74,265	$279,736	$62,191		$47,850

Other payables and accrued liabilities consisted of the following as at December 31, 2021 and December 31, 2020

	As of December 31, 2021	As of December 31, 2020
Accrued audit fees	16,460	-
Accrued tax agent fees	800
Other payables	44,931	47,850
Total other payables and accrued liabilities	$62,191	47,850